Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss) income	$ (2,461)	$ 141
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	547	381
Provisions for loan losses	2,500
Amortization of premiums and discounts on securities, net	270	277
Net amortization of deferred loan fees and costs	(24)	(23)
Net income from bank-owned life insurance	(120)	(122)
ESOP compensation expense	136
Loans Originated for sale	(183)
Proceeds from loan sale	1,593
Deferred income taxes	(1,492)	79
Gain on sale of other real estate owned	204	(3)
Write-down on other real estate owned		14
(Increase) decrease in accrued interest receivable	(32)	22
Decrease in assets	50	213
Increase (decrease) in official checks	416	(753)
Increase in other liabilities	856	323
Net cash provided by operating activities	2,260	549
Cash flows from investing activities:
Purchase of time deposits with banks		(3,675)
Maturities of time deposits with banks	3,648	3,185
Principal pay-downs of securities held to maturity	966
Purchases of securities held to maturity	(30,273)	(16,012)
Maturities of securities held to maturity	2,000	12,000
Net (increase) decrease in loans	(3,301)	2,332
Proceeds from sale of other real estate owned	1,177	23
Net purchases of premises and equipment	(493)	(395)
Purchase of bank owned life insurance	(3,050)
Redemption of Federal Home Loan Bank stock	57	65
Net cash used in investing activities	(29,269)	(2,477)
Cash flows from financing activities:
Net (decrease) increase in deposits	(995)	697
Net increase (decrease) in advances by borrowers for taxes and insurance	30	(16)
Net proceeds from stock issuance	37,399
Net cash provided by financing activities	36,434	681
Increase (decrease) in cash and cash equivalents	9,425	(1,247)
Cash and cash equivalents at beginning of year	11,054	12,301
Cash and cash equivalents at end of year	20,479	11,054
Supplemental disclosure of cash flow information:
Cash paid during the year for Income taxes	20
Cash paid during the year for Interest	298	374
Noncash transactions:
Transfer from loans to other real estate owned		634
Loans to facilitate the sale of other real estate owned		168
Transfer from loans to loans held for sale	$ 3,422